Bank Loan - Current (Details) - Schedule of Bank Loans - USD ($)		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Short-Term Debt [Line Items]
Bank loans –Carrying amount		$ 3,586,296	$ 28,516
Shoko Chukin Bank [Member]
Short-Term Debt [Line Items]
Bank loans – Currency		JPY
Bank loans – Interest rate		3.50%
Bank loans – Third Party guarantee
Bank loans – Directors’ Personal guarantee
Bank loans – Period	[1]	May 2023 – October 2023*
Bank loans –Carrying amount		$ 3,586,296
Mizuho Bank [Member]
Short-Term Debt [Line Items]
Bank loans – Currency			JPY
Bank loans – Interest rate			1.48%
Bank loans – Third Party guarantee
Bank loans – Directors’ Personal guarantee
Bank loans – Period			June 2022 – December 2022
Bank loans –Carrying amount			$ 28,516

[1]	The Company has rescheduled the repayment date of the loan and it is payable upon consummation of the initial public offering.